Stock Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each of these option awards is estimated on the date of grant using the Black-Scholes option pricing model with the weighted average assumptions noted in the following table. Expected volatility is
based on the historical volatility of the Company’s common stock. The expected term takes into consideration option exercise history. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of grant which most closely corresponds to the expected term of the Time-Vesting Options. The dividend yield is based on the Company’s historic average dividend yield.

	December 31, 2022	January 1, 2022	January 2, 2021
Dividend yield	0.0%	0.0%	0.0%
Volatility	57.0% - 57.1%	56.7%	56.5% - 56.7%
Risk-free interest rate	2.36% - 2.86%	1.13%	0.45% - 0.52%
Expected term (years)	6.0 - 7.0	6.5	5.9 - 6.5

Schedule of Share-based Compensation, Stock Options Activity
A summary of all option activity under the Stock Plans and with respect to the Inducement Option and the Initial Option Agreement (as defined below) for the fiscal year ended December 31, 2022 is presented below.

	Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	5,706		$36.13
Granted	2,227		$22.75
Exercised	—		$—
Cancelled	(529)		$20.36

Outstanding at December 31, 2022	7,404		$33.23	4.0	$—

Exercisable at December 31, 2022	5,144		$37.31	2.5	$—
		,

Schedule of Share-based Compensation, Restricted Stock Units Award Activity	A summary of RSU activity under the Stock Plans for the fiscal year ended December 31, 2022 is presented below.

	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at January 1, 2022	1,595	$21.99
Granted	2,221	$6.69
Vested	(655)	$22.25
Forfeited	(750)	$17.90

Outstanding at December 31, 2022	2,411	$9.09

Schedule of Share-based Compensation, Performance Stock Units Award Activity	A summary of PSU activity under the 2014 Plan for the fiscal year ended December 31, 2022 is presented below.

	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at January 1, 2022	201	$18.94
Granted	—	$—
Vested	—	$—
Forfeited	(201)	$18.94

Outstanding at December 31, 2022	—	$—